UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. REPORTS TO STOCKHOLDERS.

S E M I-A N N U A L R E P O R T

S e p t e m b e r 30, 2016

Small Company Fund International Equity Fund Mid Company Fund International Small Company Fund

Table of Contents

Schedule of Investments	1

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	16

Notes to Financial Statements	24

Fund Expenses	32

Additional Information	33

Shareholder Meeting	36

Privacy Policy	40

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 93.42%
	Business Services - 24.73%
6,209,471	ACI Worldwide, Inc.(a)(b)	$120,339,548
1,490,337	ANSYS, Inc.(a)	138,020,110
989,518	Ellie Mae, Inc.(a)	104,196,245
1,688,850	Guidewire Software, Inc.(a)	101,297,223
4,342,005	NIC, Inc.(b)	102,037,117
304,711	Nuance Communications, Inc.(a)	4,418,310
1,980,840	PROS Holdings, Inc.(a)(b)	44,786,792
1,009,951	Tyler Technologies, Inc.(a)	172,933,910

		788,029,255

	Consumer Related - 2.16%
211,801	Dolby Laboratories, Inc. - Class A	11,498,676
1,348,897	DTS, Inc.(b)	57,382,079

		68,880,755

	Industrial Products & Systems - 15.84%
1,642,658	Balchem Corp.(b)	127,355,275
3,039,978	Cognex Corp.	160,693,237
1,665,519	Diodes, Inc.(a)	35,542,175
904,051	Dynamic Materials Corp.(b)	9,637,184
384,664	FLIR Systems, Inc.	12,086,143
726,017	Geospace Technologies Corp.(a)(b)	14,142,811
1,428,808	Proto Labs, Inc.(a)(b)	85,599,887
1,850,727	Sun Hydraulics Corp.(b)	59,722,960

		504,779,672

	Information/Knowledge Management - 15.87%
1,824,232	American Software, Inc. - Class A(b)	20,248,975
2,478,700	Blackbaud, Inc.(b)	164,436,958
2,524,073	Manhattan Associates, Inc.(a)	145,437,086
3,404,482	NetScout Systems, Inc.(a)	99,581,099
4,302,760	Quality Systems, Inc.(b)	48,707,243
1,607,698	Vocera Communications, Inc.(a)(b)	27,170,096

		505,581,457

	Medical/Health Care - 30.89%
1,729,152	Abaxis, Inc.(b)	89,258,826
268,929	ABIOMED, Inc.(a)	34,578,891
1,074,835	Bio-Techne Corp.	117,694,433
430,257	Bruker Corp.	9,745,321
1,983,776	Cantel Medical Corp.	154,694,852
2,232,301	Endologix, Inc.(a)	28,573,453
1,232,386	Incyte Corp.(a)	116,201,676
543,453	Inogen, Inc.(a)	32,552,835
2,867,624	Medidata Solutions, Inc.(a)	159,898,714
2,454,120	Meridian Bioscience, Inc.(b)	47,339,975
2,508,452	Quidel Corp.(a)(b)	55,411,705
3,345,348	Veeva Systems, Inc. - Class A(a)	138,095,965

		984,046,646

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	1

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 93.42% (continued)
	Miscellaneous - 3.93%
2,236,184	Neogen Corp.(a)(b)	$125,092,133

Total Common Stocks (Cost $1,601,435,966)		2,976,409,918

SHORT TERM INVESTMENTS - 8.05%
256,419,693	Dreyfus Government Cash Management Institutional Shares, 0.30%(c)	256,419,693

Total Short Term Investments (Cost $256,419,693)		256,419,693

Total Value of Investments (Cost $1,857,855,659) - 101.47%		3,232,829,611
Liabilities in Excess of Other Assets - (1.47)%		(46,784,974)

Net Assets - 100.00%		$3,186,044,637

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2016.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	24.73%	$788,029,255
Consumer Related	2.16%	68,880,755
Industrial Products & Systems	15.84%	504,779,672
Information/Knowledge Management	15.87%	505,581,457
Medical/Health Care	30.89%	984,046,646
Miscellaneous	3.93%	125,092,133
Money Market Fund	8.05%	256,419,693

Liabilities in excess of other assets	(1.47)%	(46,784,974)

Total	100.00%	$3,186,044,637

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

2	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.31%
	Bermuda - 1.90%
12,163	Invesco, Ltd.	$380,337
15,116	Nabors Industries, Ltd.	183,811

		564,148

	Canada - 3.64%
28,155	Canadian Natural Resources, Ltd.	900,050
17,658	Dominion Diamond Corp.	171,607
530	PrairieSky Royalty, Ltd.	10,806

		1,082,463

	Denmark - 2.68%
19,193	Novo Nordisk A/S - Class B	797,500

	Finland - 1.89%
11,047	Kone OYJ - Class B	560,544

	France - 7.69%
4,967	Dassault Systemes	430,919
2,893	Essilor International SA	373,083
22,252	Flamel Technologies SA(a)(b)	275,925
2,114	Ingenico Group SA	184,685
4,640	Sanofi	352,563
4,515	Societe BIC SA	667,720

		2,284,895

	Germany - 5.34%
5,054	Bayerische Motoren Werke AG	424,727
14,808	Carl Zeiss Meditec AG	566,075
6,573	SAP SE	597,496

		1,588,298

	Hong Kong - 2.17%
754,146	Kingdee International Software Group Co., Ltd.(a)	297,520
147,443	Kingsoft Corp., Ltd.	348,629

		646,149

	Ireland - 15.20%
12,375	DCC PLC	1,126,801
14,800	ICON PLC(a)	1,145,076
11,396	Johnson Controls International PLC	530,239
5,121	Paddy Power Betfair PLC	579,295
4,947	Shire PLC	320,475
440,979	Total Produce PLC	815,385

		4,517,271

	Israel - 3.14%
7,511	Check Point Software Technologies, Ltd.(a)	582,929
7,608	Teva Pharmaceutical Industries, Ltd.(b)	350,044

		932,973

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	3

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.31% (continued)
	Italy - 1.76%
35,555	Azimut Holding SpA	$523,224

	Japan - 10.67%
24,399	Japan Tobacco, Inc.	991,070
37,110	Mitsubishi Estate Co., Ltd.	690,929
41,433	Rakuten, Inc.	535,660
17,967	Sapporo Holdings, Ltd.	495,043
23,002	Yamaha Motor Co., Ltd.	458,203

		3,170,905

	Mexico - 1.80%
1,634	Fomento Economico Mexicano SAB de CV(b)	150,393
41,647	Fomento Economico Mexicano SAB de CV	383,334

		533,727

	Netherlands - 5.56%
24,169	QIAGEN NV(a)	663,197
23,090	Wolters Kluwer NV	988,115

		1,651,312

	Singapore - 0.38%
117,224	UOB-Kay Hian Holdings, Ltd.	112,608

	South Africa - 1.50%
16,363	Sasol, Ltd.(b)	447,037

	Spain - 1.86%
25,701	Grifols SA	553,750

	Switzerland - 12.34%
186	Chocoladefabriken Lindt & Spruengli AG	1,075,028
340	Givaudan SA	691,899
8,289	Nestle SA	653,138
3,331	Roche Holding AG	826,321
1,490	The Swatch Group AG	421,310

		3,667,696

	United Kingdom - 15.79%
104,192	BAE Systems PLC	707,654
21,154	Carnival Corp.	1,032,738
24,152	Diageo PLC	691,989
290,003	Man Group PLC	423,250
67,714	RELX PLC	1,284,040
59,790	UBM PLC	553,328

		4,692,999

Total Common Stocks (Cost $24,539,658)		28,327,499

SHORT TERM INVESTMENTS - 4.46%
1,326,743	Dreyfus Government Cash Management Institutional Shares, 0.30%(c)	1,326,743

4	www.browncapital.com

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares	Value (Note 1)

SHORT TERM INVESTMENTS - 4.46% (continued)
Total Short Term Investments (Cost $1,326,743)	$1,326,743

Total Value of Investments (Cost $25,866,401) - 99.77%	29,654,242
Other Assets in Excess of Liabilities - 0.23%	68,597

Net Assets - 100.00%	$29,722,839

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2016.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	15.27%	$4,535,500
Consumer Staples	17.68%	5,255,380
Energy	5.18%	1,541,704
Financials	4.84%	1,439,419
Health Care	20.93%	6,224,009
Industrials	17.96%	5,334,874
Information Technology	8.21%	2,442,178
Materials	2.91%	863,506
Money Market Fund	4.46%	1,326,743
Real Estate	2.33%	690,929

Other assets in excess of liabilities	0.23%	68,597

Total	100.00%	$29,722,839

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	5

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.24%
	Business Services - 4.79%
3,227	FactSet Research Systems, Inc.	$523,096
2,495	Tyler Technologies, Inc.(a)	427,219

		950,315

	Consumer Related - 16.69%
7,197	Dick’s Sporting Goods, Inc.	408,214
4,282	Expedia, Inc.	499,795
1,758	O’Reilly Automotive, Inc.(a)	492,433
9,815	Tractor Supply Co.	661,040
3,107	Ulta Salon Cosmetics & Fragrance, Inc.(a)	739,404
7,123	Under Armour, Inc. - Class A(a)	275,518
5,891	United Natural Foods(a)	235,876

		3,312,280

	Financial Services - 9.12%
16,504	The Charles Schwab Corp.	521,031
10,090	Evercore Partners, Inc. - Class A	519,736
11,572	T.Rowe Price Group, Inc.	769,538

		1,810,305

	Industrial Products & Systems - 15.67%
1,912	Acuity Brands, Inc.	505,915
12,308	Fastenal Co.	514,228
5,963	JB Hunt Transport Services, Inc.	483,838
2,805	MSC Industrial Direct Co. - Class A	205,915
34,912	Quanta Services, Inc.(a)	977,187
11,188	Robert Half International, Inc.	423,578

		3,110,661

	Information/Knowledge Management - 20.44%
9,522	Akamai Technologies, Inc.(a)	504,571
5,737	ANSYS, Inc.(a)	531,304
9,722	Blackbaud, Inc.	644,957
6,928	Manhattan Associates, Inc.(a)	399,191
6,848	MasterCard, Inc. - Class A	696,921
8,670	MAXIMUS, Inc.	490,375
2,148	Palo Alto Networks, Inc.(a)	342,241
5,521	Red Hat, Inc.(a)	446,262

		4,055,822

	Medical/Health Care - 21.61%
8,622	Celgene Corp.(a)	901,258
4,038	Cerner Corp.(a)	249,347
2,568	Jazz Pharmaceuticals PLC(a)	311,961
12,376	Masimo Corp.(a)	736,248
8,565	PAREXEL International Corp.(a)	594,839
4,697	Shire PLC(b)	910,560
3,682	Waters Corp.(a)	583,560

		4,287,773

	Miscellaneous - 6.92%
269	NVR, Inc.(a)	441,125

6	www.browncapital.com

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.24% (continued)
	Miscellaneous - 6.92% (continued)
23,033	PulteGroup, Inc.	$461,581
15,776	Toll Brothers, Inc.(a)	471,072

		1,373,778

Total Common Stocks (Cost $12,730,123)		18,900,934

SHORT TERM INVESTMENTS - 5.31%
1,053,118	Dreyfus Government Cash Management Institutional Shares, 0.30%(c)	1,053,118

Total Short Term Investments (Cost $1,053,118)		1,053,118

Total Value of Investments (Cost $13,783,241) - 100.55%		19,954,052
Liabilities in Excess of Other Assets - (0.55)%		(109,584)

Net Assets - 100.00%		$19,844,468

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2016.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	4.79%	$950,315
Consumer Related	16.69%	3,312,280
Financial Services	9.12%	1,810,305
Industrial Products & Systems	15.67%	3,110,661
Information/Knowledge Management	20.44%	4,055,822
Medical/Health Care	21.61%	4,287,773
Miscellaneous	6.92%	1,373,778
Money Market Fund	5.31%	1,053,118

Liabilities in excess of other assets	(0.55)%	(109,584)

Total	100.00%	$19,844,468

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	7

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.49%
	Argentina - 3.11%
734	MercadoLibre, Inc.	$135,768

	Australia - 7.11%
3,360	REA Group, Ltd.	145,166
6,842	Sirtex Medical, Ltd.	165,212

		310,378

	Austria - 1.19%
782	Schoeller-Bleckmann Oilfield Equipment AG	51,829

	Canada - 4.20%
8,531	The Descartes Systems Group, Inc.(a)	183,567

	Denmark - 8.96%
4,688	Ambu A/S - Class B	251,803
4,489	NNIT A/S	139,183

		390,986

	France - 6.71%
5,488	Albioma SA	94,879
6,603	Flamel Technologies SA(a)(b)	81,877
3,371	Interparfums SA	92,690
748	Stallergenes Greer PLC(a)	23,695

		293,141

	Germany - 7.55%
16,734	Evotec AG(a)	94,423
2,026	STRATEC Biomedical AG	116,754
2,279	Wirecard AG	118,406

		329,583

	Hong Kong - 2.27%
192,000	Kingdee International Software Group Co, Ltd.(a)	75,746
14,000	Lifestyle China Group, Ltd.(a)	4,242
14,000	Lifestyle International Holdings, Ltd.	19,169

		99,157

	India - 5.44%
2,912	CRISIL, Ltd.	97,520
7,963	Emami, Ltd.	139,921

		237,441

	Ireland - 5.39%
44,139	Datalex PLC	178,501
350	Fleetmatics Group PLC(a)	20,993
316	Paddy Power Betfair PLC	35,746

		235,240

	Israel - 4.22%
2,283	CyberArk Software, Ltd.(a)	113,169

8	www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.49% (continued)
	Israel - 4.22% (continued)
2,402	Orbotech, Ltd.(a)	$71,123

		184,292

	Italy - 1.00%
2,980	Azimut Holding SpA	43,853

	Japan - 14.37%
6,120	Hiday Hidaka Corp.	146,897
7,100	Kakaku.com, Inc.	127,640
5,600	M3, Inc.	189,971
2,568	Software Service, Inc.	108,767
1,342	Towa Pharmaceutical Co., Ltd.	54,193

		627,468

	Singapore - 0.21%
26,700	Hyflux, Ltd.	9,300

	South Africa - 1.60%
5,791	Famous Brands, Ltd.	69,631

	Switzerland - 1.64%
142	Partners Group Holding AG	71,621

	United Kingdom - 22.52%
16,014	Abcam PLC	174,355
6,603	Dechra Pharmaceuticals PLC	119,220
3,262	Fidessa Group PLC	101,600
18,373	GW Pharmaceuticals PLC(a)	199,682
6,441	Immunodiagnostic Systems Holdings PLC	16,279
7,202	Paypoint PLC	96,336
5,264	Playtech PLC	62,089
50,500	Vectura Group PLC(a)	90,656
4,779	Victrex PLC	97,127
3,296	The Vitec Group PLC	25,996

		983,340

Total Common Stocks (Cost $3,700,168)		4,256,595

SHORT TERM INVESTMENTS - 1.92%
83,820	Dreyfus Government Cash Management Institutional Shares, 0.30%(c)	83,820

Total Short Term Investments (Cost $83,820)		83,820

Total Value of Investments (Cost $3,783,988) - 99.41%		4,340,415
Other Assets in Excess of Liabilities - 0.59%		25,731

Net Assets - 100.00%		$4,366,146

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2016.

Semi-Annual Report | September 30, 2016	9

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2016 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	14.62%	$638,700
Consumer Related	13.68%	596,381
Industrial Products & Systems	5.25%	229,379
Information/Knowledge Management	29.98%	1,309,107
Medical/Health Care	29.06%	1,268,929
Miscellaneous	4.90%	214,099
Money Market Fund	1.92%	83,820

Other assets in excess of liabilities	0.59%	25,731

Total	100.00%	$4,366,146

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

10	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2016 (Unaudited)

	Small Company	International Equity		International Small
	Fund	Fund	Mid Company Fund	Company Fund

Assets:
Unaffiliated Investments, at cost	$1,073,641,631	$25,866,401	$13,783,241	$3,783,988
Affiliated Investments, at cost	784,214,028	–	–	–

Unaffiliated Investments, at value (Note 1)	$2,034,160,047	$29,654,242	$19,954,052	$4,340,415
Affiliated Investments, at value (Note 1)	1,198,669,564	–	–	–

Total Investments, at value	$3,232,829,611	$29,654,242	$19,954,052	$4,340,415
Foreign Cash, at value	–	3,533*	–	142**
Receivables:
Fund shares sold	10,355,067	100	–	–
Dividends, interest and reclaims, at value	254,155	96,031*	2,906	6,582**
Prepaid expenses	77,050	24,979	17,978	29,053
Due from Advisor	–	–	1,514	18,850

Total Assets	3,243,515,883	29,778,885	19,976,450	4,395,042

Liabilities:
Payables:
Investments purchased	51,447,596	–	81,732	–
Fund shares redeemed	3,099,202	34,683	38,628	–
Foreign Capital Gains Tax	–	–	–	5,262
Accrued expenses:
Advisory fees	2,541,359	5,293	–	–
Administration fees	26,164	3,469	908	10,627
Trustees’ fees	76	76	76	193
Custody fees	8,016	2,035	845	4,343
Transfer agent fees	6,356	2,724	3,671	2,653
Chief compliance officer fees	19	19	19	19
12b-1 fees - Investor Class	337,497	991	2,039	100
Legal and audit fees	4,831	6,392	2,326	5,688
Printing fees	46	70	17	11
Other expenses	84	294	1,721	–

Total Liabilities	57,471,246	56,046	131,982	28,896

Net Assets	$3,186,044,637	$29,722,839	$19,844,468	$4,366,146

Net Assets Consist of:
Paid-in capital	$1,666,713,673	$29,456,088	$13,402,384	$3,722,773
Accumulated net investment income/(loss)	(16,975,511)	430,879	(61,076)	200
Accumulated net realized gain/(loss)	161,332,523	(3,950,413)	332,349	92,013
Net unrealized appreciation	1,374,973,952	3,786,285	6,170,811	551,160

Net Assets	$3,186,044,637	$29,722,839	$19,844,468	$4,366,146

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$78.53	$12.33	$11.41	$11.99
Net Assets	$2,119,708,577	$4,783,551	$9,545,797	$526,551
Shares Outstanding, no par value (unlimited shares authorized)	26,990,992	388,070	836,514	43,913
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$79.39	$12.34	$11.71	$12.02
Net Assets	$1,066,336,060	$24,939,288	$10,298,671	$3,839,595
Shares Outstanding, no par value (unlimited shares authorized)	13,431,610	2,020,932	879,355	319,331

*	At Cost; $3,620 for Foreign Cash and $97,500 for dividends and reclaims.
**	At Cost; $142 for Foreign Cash and $6,587 for dividends and reclaims.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	11

The Brown Capital Management Mutual Funds

Statements of Operations	For the Six Months Ended September 30, 2016 (Unaudited)

	Small Company	International Equity		International Small
	Fund	Fund	Mid Company Fund	Company Fund

Investment Income:
Dividends	$2,537,314	$606,055	$64,764	$29,437
Dividends from affiliated investments	2,678,562	–	–	–
Foreign taxes withheld	–	(37,985)	–	(1,883)

Total Investment Income	5,215,876	568,070	64,764	27,554

Expenses:
Advisory fees (Note 2)	14,399,138	168,501	80,609	18,379
Administration fees (Note 2)	151,276	5,792	2,681	48,999
Transfer agent fees (Note 2)	215,225	18,146	20,468	17,304
Custody fees	100,958	32,489	2,511	12,623
Registration fees	22,206	15,100	15,518	4,225
12b-1 Fees - Investor Class (Note 2)	1,928,645	6,127	13,593	515
Legal fees (Note 2)	131,763	18,338	18,183	15,672
Audit and tax preparation fees	7,527	6,775	2,324	6,769
Trustees’ fees and expenses	19,840	19,840	19,840	19,781
Compliance services fees (Note 2)	6,769	6,769	6,769	6,769
Printing fees	479,823	4,675	5,827	1,604
Other expenses	22,202	3,300	3,950	4,650

Total Expenses	17,485,372	305,852	192,273	157,290
Expenses waived/reimbursed by Advisor - Investor Class (Note 2)	–	(14,875)	(41,424)	(14,980)
Expenses waived/reimbursed by Advisor - Institutional Class (Note 2)	–	(97,627)	(40,525)	(118,822)

Net Expenses	17,485,372	193,350	110,324	23,488

Net Investment Income/(Loss)	(12,269,496)	374,720	(45,560)	4,066

Realized and Unrealized Gain/(Loss) on:
Net realized gain/(loss) from investments	107,075,519	(1,440,841)	(449,148)	95,773
Net realized loss from affiliated investments	(2,522,307)	–	–	–
Net realized loss from foreign currency transactions	–	(6,802)	–	(3,760)
Net change in unrealized loss from foreign capital gains tax	–	–	–	(5,262)
Net change in unrealized appreciation of investments	347,853,974	1,061,373	428,233	466,579
Net change in unrealized depreciation of foreign currency translations	–	(741)	–	(31)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currencies	452,407,186	(387,011)	(20,915)	553,299

Net Increase/(Decrease) in Net Assets Resulting From Operations	$440,137,690	$(12,291)	$(66,475)	$557,365

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	September 30, 2016	March 31, 2016	September 30, 2016	March 31, 2016

Operations:
Net investment income/(loss)	$(12,269,496)	$(18,014,961)	$374,720	$192,785
Net realized gain/(loss) from investments, affiliated investments and foreign currency transactions	104,553,212	229,866,377	(1,447,643)	(225,254)
Net change in unrealized appreciation/(depreciation) of investments, affiliated investments and foreign currency translations	347,853,974	(250,076,555)	1,060,632	(150,919)

Net Increase/(Decrease) in Net Assets Resulting from Operations	440,137,690	(38,225,139)	(12,291)	(183,388)

Distributions to Shareholders: (Note 4)
Net investment income
Investor	–	–	–	(8,075)
Institutional	–	–	–	(142,921)
Net realized gains from investment transactions
Investor	–	(157,311,183)	–	–
Institutional	–	(68,918,630)	–	–

Net Decrease in Net Assets from Distributions	–	(226,229,813)	–	(150,996)

Capital Share Transactions:
Shares sold
Investor	258,919,570	512,219,070	1,434,186	4,183,715
Institutional	181,055,488	405,859,766	5,706,264	17,436,990
Reinvested dividends and distributions
Investor	–	150,495,768	–	7,988
Institutional	–	64,090,701	–	93,253
Shares redeemed, net of redemption fees (Note 1)
Investor	(225,960,654)	(753,319,018)	(956,640)	(1,600,289)
Institutional	(121,662,415)	(190,234,812)	(10,447,936)	(724,210)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	92,351,989	189,111,475	(4,264,126)	19,397,447

Net Increase/(Decrease) in Net Assets	532,489,679	(75,343,477)	(4,276,417)	19,063,063
Net Assets:
Beginning of Period	2,653,554,958	2,728,898,435	33,999,256	14,936,193

End of Period	$3,186,044,637	$2,653,554,958	$29,722,839	$33,999,256

Accumulated Net Investment Income/(Loss)	$(16,975,511)	$(4,706,015)	$430,879	$56,159

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund

	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	September 30, 2016	March 31, 2016	September 30, 2016	March 31, 2016

Share Information:
Investor Class:
Shares sold	3,557,758	7,169,263	116,922	346,566
Reinvested distributions	–	2,124,746	–	630
Shares redeemed	(3,123,815)	(10,264,294)	(77,369)	(130,931)

Net Increase/(Decrease) in Capital Shares	433,943	(970,285)	39,553	216,265
Shares Outstanding, Beginning of Period	26,557,049	27,527,334	348,517	132,252

Shares Outstanding, End of Period	26,990,992	26,557,049	388,070	348,517

Share Information:
Institutional Class:
Shares sold	2,461,250	5,641,268	469,577	1,398,676
Reinvested distributions	–	896,624	–	7,354
Shares redeemed	(1,660,419)	(2,640,761)	(846,326)	(58,166)

Net Increase/(Decrease) in Capital Shares	800,831	3,897,131	(376,749)	1,347,864
Shares Outstanding, Beginning of Period	12,630,779	8,733,648	2,397,681	1,049,817

Shares Outstanding, End of Period	13,431,610	12,630,779	2,020,932	2,397,681

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Mid Company Fund		International Small Company Fund

	For the Six	For the	For the Six	For the Period
	Months Ended	Year Ended	Months Ended	Ended March 31,
	September 30, 2016	March 31, 2016	September 30, 2016	2016(a)

Operations:
Net investment income/(loss)	$(45,560)	$(92,755)	$4,066	$(3,878)
Net realized gain/(loss) from investments	(449,148)	12,971,811	92,013	(683)
Net change in unrealized appreciation/(depreciation) of investments	428,233	(17,882,888)	461,286	89,874

Net Increase/(Decrease) in Net Assets Resulting from Operations	(66,475)	(5,003,832)	557,365	85,313

Distributions to Shareholders: (Note 4)
Net realized gains from investment transactions
Investor	–	(7,376,313)	–	–
Institutional	–	(6,479,262)	–	–

Net Decrease in Net Assets from Distributions	–	(13,855,575)	–	–

Capital Share Transactions:
Shares sold
Investor	82,340	970,959	156,395	318,975
Institutional	927,947	4,574,690	824,412	2,439,550
Reinvested dividends and distributions
Investor	–	7,112,524	–	–
Institutional	–	6,426,346	–	–
Shares redeemed, net of redemption fees (Note 1)
Investor	(2,484,476)	(8,883,394)	(11,864)	–
Institutional	(1,941,897)	(47,562,459)	(4,000)	–

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(3,416,086)	(37,361,334)	964,943	2,758,525

Net Increase/(Decrease) in Net Assets	(3,482,561)	(56,220,741)	1,522,308	2,843,838
Net Assets:
Beginning of Period	23,327,029	79,547,770	2,843,838	–

End of Period	$19,844,468	$23,327,029	$4,366,146	$2,843,838

Accumulated Net Investment Income/(Loss)	$(61,076)	$(15,516)	$200	$(3,866)

Share Information:
Investor Class:
Shares sold	7,178	49,479	14,148	30,903
Reinvested distributions	–	615,270	–	–
Shares redeemed	(217,694)	(492,035)	(1,138)	–

Net Increase/(Decrease) in Capital Shares	(210,516)	172,714	13,010	30,903
Shares Outstanding, Beginning of Period	1,047,030	874,316	30,903	–

Shares Outstanding, End of Period	836,514	1,047,030	43,913	30,903

Share Information:
Institutional Class:
Shares sold	77,135	221,150	75,066	244,612
Reinvested distributions	–	542,766	–	–
Shares redeemed	(169,765)	(1,898,048)	(347)	–

Net Increase/(Decrease) in Capital Shares	(92,630)	(1,134,132)	74,719	244,612
Shares Outstanding, Beginning of Period	971,985	2,106,117	244,612	–

Shares Outstanding, End of Period	879,355	971,985	319,331	244,612

(a)	The Fund commenced operations on September 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	15

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

Investor Class	For the Six Months Ended September 30, 2016 (Unaudited)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012(a)

Net Asset Value, Beginning of Year	$67.50		$75.13	$72.39	$57.91	$49.32	$47.88

Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.33)		(0.54)	(0.47)	(0.54)	(0.07)	(0.31)
Net Realized and Unrealized Gain/(Loss) on Investments	11.36		(0.56)	7.12	16.22	9.47	1.75

Total from Investment Operations	11.03		(1.10)	6.65	15.68	9.40	1.44

Less Distributions:
Distributions (from capital gains)	–		(6.53)	(3.91)	(1.20)	(0.81)	–

Total Distributions	–		(6.53)	(3.91)	(1.20)	(0.81)	–

Net Asset Value, End of Year	$78.53		$67.50	$75.13	$72.39	$57.91	$49.32

Total Return(c)	16.34%	(d)	(1.87% )	9.59%	27.12%	19.36%	3.01%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,119,709		$1,792,557	$2,068,125	$2,295,960	$1,666,796	$1,457,641
Average Net Assets for the Year (000s)	$1,923,376		$1,898,838	$2,020,100	$2,089,066	$1,391,562	$1,340,963
Ratio of Expenses to Average Net Assets(e)	1.28%	(f)	1.26%	1.25%	1.25%	1.27%	1.21%
Ratio of Net Investment Loss to Average Net Assets	(0.92%	)(f)	(0.74% )	(0.65% )	(0.81% )	(0.13% )	(0.68%	)
Portfolio Turnover Rate	9%	(d)	22%	11%	5%	15%	21%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	16

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

Institutional Class	For the Six Months Ended September 30, 2016 (Unaudited)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012(a)

Net Asset Value, Beginning of Period	$68.17		$75.66	$72.74	$58.06	$49.35	$43.19

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	(0.26)		(0.39)	(0.32)	(0.41)	0.24	(0.08)
Net Realized and Unrealized Gain/(Loss) on Investments	11.48		(0.57)	7.15	16.29	9.28	6.24

Total from Investment Operations	11.22		(0.96)	6.83	15.88	9.52	6.16

Less Distributions:
Distributions (from capital gains)	–		(6.53)	(3.91)	(1.20)	(0.81)	–

Total Distributions	–		(6.53)	(3.91)	(1.20)	(0.81)	–

Net Asset Value, End of Period	$79.39		$68.17	$75.66	$72.74	$58.06	$49.35

Total Return(c)	16.46%	(d)	(1.66% )	9.80%	27.40%	19.59%	14.26%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,066,336		$860,998	$660,774	$567,372	$209,600	$5,465
Average Net Assets for the Period (000s)	$948,583		$735,089	$599,850	$380,193	$85,751	$2,086
Ratio of Expenses to Average Net Assets	1.08%	(e)	1.06%	1.05%	1.05%	1.08%	1.21%	(e)(f)
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.72%	)(e)	(0.53% )	(0.45% )	(0.60% )	0.47%	(0.59%	)(e)
Portfolio Turnover Rate	9%	(d)	22%	11%	5%	15%	21%	(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	17

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012(a)

Net Asset Value, Beginning of Year	$12.41		$12.63	$12.59	$10.35	$9.06	$10.02

Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.11		0.12	0.10	0.02	0.10	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	(0.19)		(0.36)	(0.05)	2.38	1.26	(0.88)

Total from Investment Operations	(0.08)		(0.24)	0.05	2.40	1.36	(0.84)

Less Distributions:
Dividends (from net investment income)	–		(0.04)	(0.01)	(0.16)	(0.07)	(0.12)

Total Distributions	–		(0.04)	(0.01)	(0.16)	(0.07)	(0.12)

Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	0.06	0.00 (c)	–	–	–

Net Asset Value, End of Year	$12.33		$12.41	$12.63	$12.59	$10.35	$9.06

Total Return(d)	(0.64%	)(e)	(1.44% )	0.40%	23.31%	15.03%	(8.22% )

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$4,784		$4,324	$1,671	$7,805	$6,424	$9,758
Average Net Assets for the Year (000s)	$4,888		$1,975	$4,014	$6,959	$7,307	$10,017
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(f)	1.86%	(g)	2.04%	2.84%	3.47%	3.50%	3.02%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(f)	1.25%	(g)	1.25%	1.60% (h)	2.00%	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	1.84%	(g)	0.97%	0.79%	0.20%	1.13%	0.45%
Portfolio Turnover Rate	17%	(e)	2%	12%	9%	10%	17%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)	Annualized.
(h)	Effective June 30, 2014, the net expense limitation changed from 1.75% to 1.00%, excluding 12b-1 fees.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	18

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the	For the
	September 30, 2016		Year Ended	Period Ended
Institutional Class	(Unaudited)		March 31, 2016	March 31, 2015(a)

Net Asset Value, Beginning of Period	$12.38		$12.64	$12.56

Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.12		0.10	0.03
Net Realized and Unrealized Gain/(Loss) on Investments	(0.16)		(0.28)	0.09	(c)

Total from Investment Operations	(0.04)		(0.18)	0.12

Less Distributions:
Dividends (from net investment income)	–		(0.08)	(0.04)

Total Distributions	–		(0.08)	(0.04)

Redemption Fees Added to Paid-in Capital (Note 1)	–		0.00 (d)	–

Net Asset Value, End of Period	$12.34		$12.38	$12.64

Total Return	(0.32%	)(e)	(1.47% )	0.94%	(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$24,939		$29,676	$13,266
Average Net Assets for the Period (000s)	$32,454		$21,936	$12,783
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.60%	(f)	1.79%	2.54%	(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00%	(f)	1.00%	1.00%	(f)
Ratio of Net Investment Income to Average Net Assets	2.03%	(f)	0.79%	0.37%	(f)
Portfolio Turnover Rate	17%	(e)	2%	12%	(e)(g)

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.
(b)	Calculated using average shares method.
(c)
The amount of net realized and unrealized gain on investment per share for the period ended March 31, 2015 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)	Less than $0.005 per share.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2015.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	19

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012(a)

Net Asset Value, Beginning of Year	$11.42		$26.49	$26.92	$21.87	$20.76	$20.39

Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.03)		(0.08)	(0.15)	(0.14)	(0.06)	(0.10)
Net Realized and Unrealized Gain/(Loss) on Investments	0.02		(3.77)	1.53	5.19	1.52	0.49

Total from Investment Operations	(0.01)		(3.85)	1.38	5.05	1.46	0.39

Less Distributions:
Distributions (from capital gains)	–		(11.22)	(1.81)	–	(0.35)	(0.02)

Total Distributions	–		(11.22)	(1.81)	–	(0.35)	(0.02)

Net Asset Value, End of Year	$11.41		$11.42	$26.49	$26.92	$21.87	$20.76

Total Return(c)	(0.09%)	(d)	(15.04% )	5.60%	23.09%	7.24%	1.94%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$9,546		$11,954	$23,163	$29,763	$25,404	$36,400
Average Net Assets for the Year (000s)	$10,845		$17,647	$28,207	$28,217	$25,883	$30,165
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.91%	(f)	1.60%	1.28%	1.27%	1.41%	1.63%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.15%	(f)	1.15%	1.15%	1.15%	1.15%	1.25%
Ratio of Net Investment Loss to Average Net Assets	(0.55%	)(f)	(0.43% )	(0.57% )	(0.58% )	(0.32% )	(0.52% )
Portfolio Turnover Rate	18%	(d)	37%	41%	16%	29%	18%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	20

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended						For the
	September 30,		For the	For the	For the	For the	Period Ended
	2016		Year Ended	Year Ended	Year Ended	Year Ended	March 31,
Institutional Class	(Unaudited)		March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	2012(a)

Net Asset Value, Beginning of Period	$11.70		$26.77	$27.11	$21.94	$20.77	$17.52

Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.02)		(0.02)	(0.08)	(0.08)	(0.01)	(0.01)
Net Realized and Unrealized Gain/(Loss) on Investments	0.03		(3.83)	1.55	5.25	1.53	3.28

Total from Investment Operations	0.01		(3.85)	1.47	5.17	1.52	3.27

Less Distributions:
Distributions (from capital gains)	–		(11.22)	(1.81)	–	(0.35)	(0.02)

Total Distributions	–		(11.22)	(1.81)	–	(0.35)	(0.02)

Net Asset Value, End of Period	$11.71		$11.70	$26.77	$27.11	$21.94	$20.77

Total Return(c)	0.09%	(d)	(14.87% )	5.90%	23.56%	7.53%	18.70%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$10,299		$11,373	$56,385	$53,052	$39,017	$5,948
Average Net Assets for the Period (000s)	$10,592		$21,677	$53,622	$45,629	$28,187	$1,884
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.66%	(e)	1.35%	1.04%	1.02%	1.15%	1.42%	(e)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	0.90%	(e)	0.90%	0.90%	0.90%	0.90%	0.90%	(e)
Ratio of Net Investment Loss to Average Net Assets	(0.29%	)(e)	(0.08% )	(0.30% )	(0.33% )	(0.03% )	(0.12%	)(e)
Portfolio Turnover Rate	18%	(d)	37%	41%	16%	29%	18%	(d)(f)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	21

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the
	September 30, 2016		Period Ended
Investor Class	(Unaudited)		March 31, 2016(a)

Net Asset Value, Beginning of Period	$10.31		$10.00

Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.00	)(c)	(0.02)
Net Realized and Unrealized Gain on Investments	1.68		0.33

Total from Investment Operations	1.68		0.31

Net Asset Value, End of Period	$11.99		$10.31

Total Return	16.29%	(d)	3.10%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$527		$319
Average Net Assets for the Period (000s)	$411		$157
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	8.78%	(e)	13.59%	(e)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.50%	(e)	1.50%	(e)
Ratio of Net Investment Loss to Average Net Assets	(0.02%	)(e)	(0.31%	)(e)
Portfolio Turnover Rate	12%	(d)	–%	(d)(f)

(a)	The Fund began offering Investor Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Less than $0.005 per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Less than 0.5%.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	22

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the period presented.

	For the
	Six Months
	Ended		For the
	September 30, 2016		Period Ended
Institutional Class	(Unaudited)		March 31, 2016(a)

Net Asset Value, Beginning of Period	$10.32		$10.00

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	0.01		(0.02)
Net Realized and Unrealized Gain on Investments	1.69		0.34

Total from Investment Operations	1.70		0.32

Net Asset Value, End of Period	$12.02		$10.32

Total Return	16.47%	(c)	3.20%	(c)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$3,840		$2,525
Average Net Assets for the Period (000s)	$3,255		$2,201
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	8.53%	(d)	13.34%	(d)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.25%	(d)	1.25%	(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.25%	(d)	(0.33%	)(d)
Portfolio Turnover Rate	12%	(c)	–%	(c)(e)

(a)	The Fund began offering Institutional Class Shares on September 30, 2015.
(b)	Calculated using average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Less than 0.5%.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	23

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund (previously the Brown Capital Management Mid-Cap Fund) is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

24	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2016:

Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,976,409,918	$–	$–	$2,976,409,918
Short Term Investments	256,419,693	–	–	256,419,693

Total	$3,232,829,611	$–	$–	$3,232,829,611

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$28,327,499	$–	$–	$28,327,499
Short Term Investments	1,326,743	–	–	1,326,743

Total	$29,654,242	$–	$–	$29,654,242

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$18,900,934	$–	$–	$18,900,934
Short Term Investments	1,053,118	–	–	1,053,118

Total	$19,954,052	$–	$–	$19,954,052

Semi-Annual Report | September 30, 2016	25

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

International Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$4,256,595	$–	$–	$4,256,595
Short Term Investments	83,820	–	–	83,820

Total	$4,340,415	$–	$–	$4,340,415

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 during the period.

For the period ended September 30, 2016, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

In-Kind Redemptions
On September 23, 2016, the International Equity Fund distributed portfolio securities rather than cash as payment for certain redemptions of fund shares (in-kind redemptions). The proceeds for the in-kind redemptions, which are included in Redemption of shares in the Statements of Changes in Net Assets, were $9,331,510 and represented 23.64% of the Fund’s net assets on September 23, 2016. For financial reporting purposes, the fund recognized losses on the in-kind redemptions in the amount of $(1,386,232). For tax purposes, the gains are not recognized.

Affiliated Companies
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2016, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

26	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

Brown Capital Management Small Company Fund

Security Name	Share Balance at April 1, 2016	Purchases	Purchases- in-Kind	Sales	Sales- in-Kind	Share Balance at September 30, 2016	Market Value at September 30, 2016	Dividends	Realized Gains (Losses)

Abaxis, Inc.	1,729,152	–	–	–	–	1,729,152	$89,258,826	$414,996	$–
ACI Worldwide, Inc.	5,618,626	590,845	–	–	–	6,209,471	120,339,548	–	–
American Software, Inc.
(Cl A)	1,824,232	–	–	–	–	1,824,232	20,248,975	383,089	–
Balchem Corp.	1,514,625	128,033	–	–	–	1,642,658	127,355,275	–	–
Blackbaud, Inc.	2,093,990	384,710	–	–	–	2,478,700	164,436,958	502,558	–
Diodes, Inc.(a)	2,469,688	–	–	804,169	–	1,665,519	35,542,175	–	(3,746,515)
DTS, Inc.	1,348,897	–	–	–	–	1,348,897	57,382,079	26,978	–
Dynamic Materials Corp.	904,051	–	–	–	–	904,051	9,637,184	36,162	–
Geospace Technologies
Corp.	726,017	–	–	–	–	726,017	14,142,811	–	–
Medidata Solutions(a)	2,867,624	–	–	–	–	2,867,624	159,898,714	–	–
Meridian Bioscience, Inc.	2,454,120	–	–	–	–	2,454,120	47,339,975	981,648	–
Neogen Corp.	2,236,184	–	–	–	–	2,236,184	125,092,133	–	–
NIC, Inc.	4,342,005	–	–	–	–	4,342,005	102,037,117	–	–
PROS Holdings, Inc.	1,980,840	–	–	–	–	1,980,840	44,786,792	–	–
Proto Labs, Inc.	1,287,193	141,615	–	–	–	1,428,808	85,599,887	–	–
Quality Systems, Inc.	4,302,760	–	–	–	–	4,302,760	48,707,243	–	–
Quidel Corp.	2,508,452	–	–	–	–	2,508,452	55,411,705	–	–
Sun Hydraulics Corp.	1,850,727	–	–	–	–	1,850,727	59,722,960	333,131	–
Textura(a)	1,767,317	–	–	1,767,317	–	–	–	–	1,224,208
Vocera Communications, Inc.	1,607,698	–	–	–	–	1,607,698	27,170,096	–	–

TOTAL							$1,394,110,453	$2,678,562	$(2,522,307)

(a)  As of September 30, 2016 no longer an affiliate.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex–dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex–dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex–date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Semi-Annual Report | September 30, 2016	27

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions
The redemption fee is not a fee to finance sales or sales promotion expense, but is paid to the International Equity Fund and the International Small Company Fund to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2016, the International Equity Fund and the International Small Company Fund had redemption fees of $997 and $0, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:
	Advisory Fees

Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$–
International Equity Fund	First $100 million	0.90%	1.00%
	Over $100 million	0.75%		112,502	–
Mid Company Fund	On all assets	0.75%	0.90%	80,669	1,280
International Small Company Fund	On all assets	1.00%	1.25%	18,379	115,423

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b–1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International Equity Fund, the Mid Company Fund and the International Small Company Fund, 1.25%, 1.00%, 0.90% and 1.25% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid Company Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires March 31, 2017	Expires March 31, 2018	Expires March 31, 2019	Expires March 31, 2020

International Equity Fund	$102,451	$179,158	$189,191	$112,502
Mid Company Fund	87,360	112,214	177,320	81,949
International Small Company Fund	–	–	143,356	133,802

28	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

Administrator
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services
The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a–1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan
Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b-1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust
The Law Offices of John H. Lively and Associates, Inc., a member firm of the 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short–term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities

Small Company Fund	$234,157,258	$246,121,623
International Equity Fund	6,024,886	9,884,083
Mid Company Fund	3,753,657	7,897,009
International Small Company Fund	1,361,268	430,404

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Semi-Annual Report | September 30, 2016	29

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2012-2014 and as of and during the six months ended September 30, 2016, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2016, the tax–basis cost of investments were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,431,042,131	$4,962,262	$6,451,030	$712,524
Gross unrealized depreciation (excess of tax cost over value)	(70,153,642)	(1,362,571)	(329,156)	(159,963)

Net unrealized appreciation	$1,360,888,489	$3,599,691	$6,121,874	$552,561

Cost of investments for income tax purposes	$1,871,941,122	$26,054,551	$13,832,178	$3,787,854

The difference between book–basis and tax–basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2016, there were no post-October capital loss deferrals on any of the Brown Capital Funds. Small Company Fund, International Equity Fund and Mid Company Fund elect to defer to the period ending March 31, 2016, late year ordinary losses in the amounts of $5,565,374, $0, and $0, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Accumulated capital losses noted below represent pre-enactment net capital loss carryforwards, as of March 31, 2016, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the pre-enactment carryovers.

	Expiring in 2017	Expiring in 2018

International Equity Fund	$1,235,307	$806,096

Brown Capital Management International Equity Fund used capital loss carryovers in the amount of $2,448 during the period ended March 31, 2016.

Brown Capital Management International Equity Fund had post-enactment capital losses for long-term in the amount of $52,301.

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		International Equity Fund		Mid Company Fund		International Small Company Fund
Distributions Paid From:	2016	2015	2016	2015	2016	2015	2016

Ordinary Income	$–	$–	$150,996	$39,156	$1,772,641	$1,272,256	$–
Long-term capital gains	226,229,813	135,692,028	–	–	12,082,934	4,188,031	–

Total	$226,229,813	$135,692,028	$150,996	$39,156	$13,855,575	$5,460,287	$–

5. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2016 (Unaudited)

6. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, Officers and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2016, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives a $29,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2016, the date of these financial statements, through the date these financial statements were issued and available. As described more fully later in this semi-annual report, a special meeting of shareholders of the Trust was held on September 2, 2016 at which shareholders approved a number of measures, including a new investment advisory agreement between the Adviser and the Trust with respect to each of the Funds. There were no other subsequent events to report that would have a material impact on the Funds’ financial statements.

Semi-Annual Report | September 30, 2016	31

The Brown Capital Management Mutual Funds

Fund Expenses	September 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expense Ratio(a)	Expenses Paid During Period April 1, 2016 to September 30, 2016(b)

Small Company Fund
Investor
Actual	$1,000.00	$1,163.40	1.28%	$6.94
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.28%	$6.48
Institutional
Actual	$1,000.00	$1,164.60	1.08%	$5.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	1.08%	$5.47

International Equity Fund
Investor
Actual	$1,000.00	$993.60	1.25%	$6.25
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$996.80	1.00%	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

Mid Company Fund
Investor
Actual	$1,000.00	$999.10	1.15%	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$1,000.90	0.90%	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

International Small Company Fund
Investor
Actual	$1,000.00	$1,162.90	1.50%	$8.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	1.50%	$7.59
Institutional
Actual	$1,000.00	$1,164.70	1.25%	$6.78
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

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The Brown Capital Management Mutual Funds

Additional Information	September 30, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–800–773–3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Funds’ Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N–Q by calling the Funds at 1–800–773–3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

3. BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

At a meeting of the Trust’s Board of Trustees held on April 11, 2016, the Trustees unanimously approved the new agreement between the Trust and Advisor on behalf of the Funds. Counsel reviewed with the Board a memorandum from Counsel dated April 7, 2016 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Investment Advisory Agreement (the “Agreement”) for the Funds. Counsel discussed with the Independent Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement.

In deciding whether to approve the continuation of the Agreement between the Trust and BCM, with respect to the Small Company Fund, the International Equity Fund, the Mid Company Fund and the International Small Company Fund, the Trustees considered numerous factors, including: (i) the nature, extent, and quality of the services provided by BCM; (ii) the investment performance of the Funds and BCM; (iii) the costs of the services to be provided and profits to be realized by BCM from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) BCM’s practices regarding brokerage and portfolio transactions; (vi) BCM’s practices regarding possible conflicts of interest; and (vii) BCM’s representations and information it provided related to the proposed ESOP Transaction.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Advisor; (ii) assessments of the investment performance of the Funds by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, succession planning and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds that was prepared by the Advisor and obtained from an independent third party ranking organization; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. Counsel noted that the continuation of the Agreement was discussed at a pre-meeting of the Board held on March 11, 2016. Counsel and the Board recapped the discussions that had occurred in that earlier meeting.

Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Agreement. The Trustees reviewed the services currently being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s commencement of operations (including research and recommendations with respect to portfolio securities); its procedures for formulating investment decisions and assuring compliance with each Fund’s investment objectives and limitations; and its efforts to promote the Funds and grow the Funds’ assets. The Trustees considered information provided by the Advisor in regards to the ESOP Transaction and representations by representatives of the Advisor at the Meeting that the nature, extent and quality of the

Semi-Annual Report | September 30, 2016	33

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2016 (Unaudited)

services provided by it would not change following the closing of the ESOP Transaction. The Trustees considered that the ESOP served as an efficient means to address succession planning at the Adviser and recognized a direct benefit to the Funds from this initiative. The Board expressed the view that while current ownership of the Advisor was relatively concentrated, the ESOP would effectively spread ownership of the Advisor among its entire employee base, including the portfolio managers of the Funds, and the Board expressed the view that this initiative could serve to align the interests of the Advisor’s personnel more closely with that of the Funds and the Trust. The Trustees noted that certain employees of the Advisor served as officers of the Trust, including as a principal executive officer and principal financial officer, without additional compensation and that they would continue to do so after the closing of the ESOP Transaction. The Trustees considered the coordination of services for the Funds among the Advisor and the service providers and the Independent Trustees. The Trustees noted the quality of the Advisor’s personnel and the commitment to enhance its resources and systems; and the continued cooperation with the Independent Trustees and Counsel for the Funds. The Trustees evaluated the Advisor’s personnel, including the education and experience of its personnel. The Trustees noted the diligent and extensive process the Advisor conducts when selecting new employees, and particularly those that will serve on the portfolio management team. After reviewing the foregoing information and further information in the materials provided by the Advisor (including the Advisor’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds and they expressed the belief that the nature, extent and quality of the service to be provided by the Adviser after the ESOP Transaction were not anticipated to change.

Investment Performance of the Funds and the Advisor

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies. The Trustees observed that the Small Company Fund outperformed its peers during the short-term and longer-term periods, and that it outperformed its index for those periods as well. The Trustees observed that the Mid Company Fund underperformed its peers for the quarter, 1, 3 and 5-year periods and outperformed for the 10-year period and generally underperformed its index during the short and longer-term periods. The Trustees observed that the International Equity Fund had outperformed its peers for the 1, 3, 5 and 10-year periods. The International Equity Fund generally outperformed its indices for those same periods. The Trustees observed that the International Small Company Fund outperformed its peer group and index for the quarter, but that as the Fund was newly formed did not have significant performance information to review. The Trustees noted that the performance of the Funds was generally lower than the performance of the composites representing separate accounts managed by the Advisor having the substantially similar strategies as the respective Funds although the Trustees noted the Advisor’s representation that the differences could generally be attributed to cash flows. Although not the determining factor in the Trustees’ considerations, this information assisted the Trustees in concluding to approve the Agreement by allowing them to measure how the Fund compares to other similar products and the markets generally. Generally, the performance data from the Peer Group was for periods ending December 31, 2015. After reviewing the investment performance of the Funds further, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of all the facts and circumstances, that the investment performance of each Fund and the Advisor was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by the Advisor

In considering the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating, the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds by the Advisor; the asset levels of the Funds; the overall expenses of the Funds in light of the expense limitation arrangements with the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and considered the financial stability and profitability of the firm. The Trustees also considered potential benefits for the Advisor in managing the Funds, including the ability for the Advisor to place small accounts into the Funds. The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to the Small Company Fund, the Trustees determined that the management fee was higher than the category average, but the overall net expense ratio was below the category average. With respect to the Mid Company Fund, the Trustees determined that the management fee was generally comparable with the category average and the overall net expense ratio was below the category average. With respect to the International Equity Fund, the Trustees determined that the management fee was higher than the category average and the net expense ratio of that Fund’s institutional class was slightly below the category average while the Fund’s investor class was slightly above the category average. With respect to the International Small Company Fund, the Trustees determined that the management fee and overall net expense ratio of the investor class were very comparable to the category average and the institutional class net expense ratio was lower than the category average. Although not the determining factor in the Trustees’ considerations, this information assisted the Trustees in concluding to approve the Agreement by allowing them to observe how the Funds compare to other similar products. The Trustees also considered the management fees of the Funds compared to the management fees paid by the Advisor to manage separate accounts with substantially similar strategies. The Trustees expressed the view that the ESOP transaction would not have any impact on the costs and fees paid to the Advisor by the Funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees

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The Brown Capital Management Mutual Funds

Additional Information	September 30, 2016 (Unaudited)

concluded, in light of all the facts and circumstances, that the fees to be paid to the Advisor by each Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

Economies of Scale

In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved both the management fee and an expense limitation arrangement. For each of the Small Company Fund, the Mid Company Fund and the International Small Company Fund, the Trustees considered that, while the management fee would remain the same at all asset levels, the Funds’ shareholders benefited from economies of scale under the Funds’ agreements with service providers other than the Advisor. It was noted that the Advisor explained during the Meeting that with small company funds, there are capacity constraints making breakpoints difficult to apply to such funds. As a result, the Trustees concluded that the advisory fee of the Small Company Fund, the Mid Company Fund and the International Small Company Fund did not reflect economies of scale. For the International Equity Fund, the Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows. The Trustees observed that at its low asset levels, the advisory fee of the International Equity Fund did not, at this time, actually reflect those economies of scale. The Trustees also considered that the Mid Company Fund, International Equity Fund and International Small Company Fund, would continue to benefit from their expense limitation arrangements until the Funds’ assets grew to a level where the Funds’ expenses fell below the cap set by the arrangement and the Advisor began receiving its full fee. The Trustees noted that the Small Company Fund was currently operating at very low expense levels and that, as a result, the expense limitation arrangement that was in place for that Fund did not actually provide any current benefits of economies of scale to the shareholders. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined, in light of all the facts and circumstances, that each Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor, and that each Fund’s expense limitation arrangement provided potential savings for the benefit of such Fund’s investors.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to each Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and the Advisor’s other accounts; the method for bunching portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory. The Board of Trustees considered that the Advisor may benefit from the Funds by being able to place a smaller account with or in the Funds.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trustees who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, voting separately, approved the Agreement upon the terms and for the compensation described therein. The Independent Trustees determined that they did not have any questions that needed to be raised outside of the presence of management prior to making their determinations on the renewal of the Agreement and, as such, did not break into executive session at this time.

Semi-Annual Report | September 30, 2016	35

The Brown Capital Management Mutual Funds

Shareholder Meeting	September 30, 2016 (Unaudited)

At a Special Meeting of the Shareholders of The Brown Capital Management Mutual Funds (the “Trust”), held on September 2, 2016, shareholders of each of The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid Company Fund, and The Brown Capital Management International Small Company Fund (the “Funds”) voted to adopt the proposals described below.

The Brown Capital Management Small Company Fund (19,900,548 Total Shares Voted of 39,486,916 Outstanding or 50.40%)

		Shares Voted								Percent of the Outstanding

	Proposals	For	%	Against	%	Abstain	%	Uninstructed Shares	%	For	Against	Abstain	Uninstructed Shares

Proposal 1	To approve a new investment advisory agreement between the Trust and Brown Capital Management, LLC with regard to The Brown Capital Management Small Company Fund.	17,586,459	88.37%	246,600	1.24%	1,518,808	7.63%	548,681	2.76%	44.54%	0.62%	3.85%	1.39%

Proposal 2	To approve revisions to the Funds’ fundamental investment restrictions as follows:

Proposal 2.1	Real Estate	17,170,461	86.28%	636,271	3.20%	1,545,133	7.76%	548,681	2.76%	43.48%	1.61%	3.91%	1.39%

Proposal 2.2	Underwriting	17,137,143	86.11%	649,475	3.26%	1,565,246	7.87%	548,681	2.76%	43.40%	1.64%	3.96%	1.39%

Proposal 2.3	Loans	16,967,413	85.26%	819,468	4.12%	1,564,976	7.86%	548,681	2.76%	42.97%	2.08%	3.96%	1.39%

Proposal 2.4	Senior Securities	17,147,758	86.17%	648,048	3.26%	1,556,060	7.82%	548,681	2.76%	43.43%	1.64%	3.94%	1.39%

Proposal 2.5	Concentration	17,111,212	85.98%	678,032	3.41%	1,562,620	7.85%	548,681	2.76%	43.33%	1.72%	3.96%	1.39%

Proposal 2.6	Borrowing	17,068,753	85.77%	704,589	3.54%	1,578,520	7.93%	548,681	2.76%	43.23%	1.78%	4.00%	1.39%

Proposal 2.7	Commodities	17,125,228	86.05%	670,623	3.37%	1,556,009	7.82%	548,681	2.76%	43.37%	1.70%	3.94%	1.39%

Proposal 2.8	Diversification	17,193,736	86.40%	605,823	3.04%	1,552,306	7.80%	548,681	2.76%	43.54%	1.53%	3.93%	1.39%

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The Brown Capital Management Mutual Funds

Shareholder Meeting	September 30, 2016 (Unaudited)

The Brown Capital Management International Equity Fund (1,552,375 Total Shares Voted of 3,095,587 Outstanding or 50.15%)

		Shares Voted						Percent of the Outstanding

	Proposals	For	%	Against	%	Abstain	%	For	Against	Abstain

Proposal 1	To approve a new investment advisory agreement between the Trust and Brown Capital Management, LLC with regard to The Brown Capital Management International Equity Fund.	1,125,106	72.48%	2,805	0.18%	424,464	27.34%	36.35%	0.09%	13.71%

Proposal 2	To approve revisions to the Funds’ fundamental investment restrictions as follows:

Proposal 2.1	Real Estate	1,082,354	69.72%	45,557	5.04%	424,464	27.34%	34.96%	1.47%	13.71%

Proposal 2.2	Underwriting	1,123,964	70.40%	3,947	7.98%	424,464	27.34%	36.31%	0.13%	13.71%

Proposal 2.3	Loans	1,122,232	72.29%	5,679	6.00%	424,464	27.34%	36.25%	0.18%	13.71%

Proposal 2.4	Senior Securities	1,081,159	69.65%	46,752	5.81%	424,464	27.34%	34.93%	1.51%	13.71%

Proposal 2.5	Concentration	1,077,748	69.43%	50,163	7.77%	424,464	27.34%	34.82%	1.62%	13.71%

Proposal 2.6	Borrowing	1,123,427	72.37%	4,484	7.46%	424,464	27.34%	36.29%	0.14%	13.71%

Proposal 2.7	Commodities	1,125,106	72.48%	2,805	5.32%	424,464	27.34%	36.35%	0.09%	13.71%

Proposal 2.8	Diversification	1,125,159	72.48%	2,752	6.00%	424,464	27.34%	36.35%	0.09%	13.71%

Semi-Annual Report | September 30, 2016	37

The Brown Capital Management Mutual Funds

Shareholder Meeting	September 30, 2016 (Unaudited)

The Brown Capital Management Mid Company Fund (1,069,957 Total Shares Voted of 1,972,053 Outstanding or 54.26%)

		Shares Voted						Percent of the Outstanding

	Proposals	For	%	Against	%	Abstain	%	For	Against	Abstain

Proposal 1	To approve a new investment advisory agreement between the Trust and Brown Capital Management, LLC with regard to The Brown Capital Management Mid Company Fund.	972,266	90.87%	8,411	0.79%	89,280	8.34%	49.30%	0.43%	4.53%

Proposal 2	To approve revisions to the Funds’ fundamental investment restrictions as follows:

Proposal 2.1	Real Estate	962,813	89.99%	16,551	1.55%	90,593	8.47%	48.82%	0.84%	4.59%

Proposal 2.2	Underwriting	964,267	90.12%	15,449	1.44%	90,241	8.43%	48.90%	0.78%	4.58%

Proposal 2.3	Loans	962,568	89.96%	16,796	1.57%	90,593	8.47%	48.81%	0.85%	4.59%

Proposal 2.4	Senior Securities	967,685	90.44%	12,031	1.12%	90,241	8.43%	49.07%	0.61%	4.58%

Proposal 2.5	Concentration	968,785	90.54%	11,641	1.09%	89,531	8.37%	49.13%	0.59%	4.54%

Proposal 2.6	Borrowing	963,122	90.02%	16,594	1.55%	90,241	8.43%	48.84%	0.84%	4.58%

Proposal 2.7	Commodities	968,433	90.51%	12,167	1.14%	89,357	8.35%	49.11%	0.62%	4.53%

Proposal 2.8	Diversification	970,903	90.74%	11,114	1.04%	87,940	8.22%	49.23%	0.56%	4.46%

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The Brown Capital Management Mutual Funds

Shareholder Meeting	September 30, 2016 (Unaudited)

The Brown Capital Management International Small Company Fund (276,997 Total Shares Voted of 328,180 Outstanding or 84.40%)

		Shares Voted						Percent of the Outstanding

	Proposals	For	%	Against	%	Abstain	%	For	Against	Abstain

Proposal 1	To approve a new investment advisory agreement between the Trust and Brown Capital Management, LLC with regard to The Brown Capital Management International Small Company Fund.	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2	To approve revisions to the Funds’ fundamental investment restrictions as follows:

Proposal 2.1	Real Estate	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.2	Underwriting	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.3	Loans	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.4	Senior Securities	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.5	Concentration	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.6	Borrowing	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.7	Commodities	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Proposal 2.8	Diversification	237,852	85.87%	–	0.00%	39,145	14.13%	72.48%	0.00%	11.93%

Semi-Annual Report | September 30, 2016	39

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2016 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

40	www.browncapital.com

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2016 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you
	■	Open an account or give us your account information
	■	Make deposits or withdrawals from our account
	■	Pay us by check or make a wire transfer
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2016	41

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 28, 2016

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 28, 2016